Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 9,728,723	$ (474,101)	$ 108,418
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of plant and equipment	188,109	19,502	31,173
Amortization of right-of-use assets	311,390	186,762	198,535
Loss on digital assets, fair value	332,480
Loss on financial assets	700,631
Amortisation of share-based compensation expense	53,583	33,334
Non cash discount on convertible notes		402,500
Provision of expected credit loss allowance			625
Interest expense	616,423	778,656	46,179
Impairment on receivable from agency	818,780
Loss on disposal of subsidiary	47,702
Waiver of related party balance			(88,151)
Gain on lease modification		(13,092)
Gain on promissory note		(953,861)
Gain on bargain purchase	(21,653,835)
Embedded derivative gain	(456,731)
Legal and professional fee			27,320
(Gain on) Provision for income taxes		(486,706)
Changes in operating assets and liabilities:
Accounts receivable	(117,285)	(39,871)	1,166
Inventories	(254,547)	45,451	(80,665)
Deposit and other receivables, net	(110,436)	(2,000,851)	(448,266)
Amount due from agency	(421,101)
Deferred issuance cost	(116,250)
Accounts payable	(519,684)	1,126,338	71,362
Accrued liabilities and other payables	211,161	(6,750,587)	(51,167)
Contract liabilities	48,492	55,552	(1,352,231)
Operating lease liabilities	(321,915)	(204,846)	(230,433)
Tax paid	(11,746)	11,746
Net cash used in operating activities	(10,926,056)	(8,264,074)	(1,766,135)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(135,025)	(53,045)	(69,848)
Investment in financial asset	(760,000)
Investment in digital assets	(1,000,000)
Deposit paid for acquisition of land	(4,614,749)
Acquisition of businesses	(1,050,000)
Net cash used in investing activities	(7,559,774)	(53,045)	(69,848)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I		140,000	(140,000)
Finance lease		(6,446)	(9,317)
Settlement of Promissory note	(500,000)
Issuance of convertible notes, net	6,842,500	8,583,597
Issuance of shares under ELOC	12,620,496		192,308
Interest paid	(26,206)	(677,663)	(24,704)
Amount with related parties	(148,032)	508,738	1,863,206
Subscription receivable	204,000	127,564
Net cash provided by financing activities	18,992,758	8,675,790	1,881,493
Net increase/(decrease) in cash and cash equivalents	506,928	358,671	45,510
Effect of foreign currency translation on cash and cash equivalents	(206,047)	44,965	(18,962)
Cash and cash equivalents, beginning of year	457,740	54,104	27,556
Cash and cash equivalents, end of year	758,621	457,740	54,104
Supplementary cash flow information:
Taxes paid
Interest paid	$ (26,206)	$ (677,663)	$ (24,704)